ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                        SUPPLEMENT DATED NOVEMBER 6, 2006
 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006,
                AS SUPPLEMENTED JULY 7, 2006 AND AUGUST 30, 2006

            THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN
                   THE PROSPECTUS AND STATEMENT OF ADDITIONAL
              INFORMATION (SAI) AND SHOULD BE ATTACHED TO EACH AND
                         RETAINED FOR FUTURE REFERENCE.


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1. THE FOLLOWING INFORMATION IN THE PROSPECTUS AND SAI IS SUPPLEMENTED AS THE
RESULT OF A FUND NAME CHANGE:

ON OCTOBER 24, 2006, THE BOARD OF TRUSTEES OF ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST APPROVED THE FOLLOWING NAME CHANGES. EFFECTIVE ON OR ABOUT NOVEMBER 6, 2006, ALL REFERENCES TO THE PREVIOUS NAMES IN THE PROSPECTUS AND SAI ARE HEREBY REPLACED WITH THE CURRENT NAMES:

   CURRENT NAME                      PREVIOUS NAME
   AZL LMP Large Cap Growth Fund     AZL Salomon Brothers Large Cap Growth Fund
   AZL LMP Small Cap Growth Fund     AZL Salomon Brothers Small Cap Growth Fund


                                                                 FOFPRO-003-0506